Revenue and Cost of Sales	9 Months Ended
Sep. 30, 2026
Revenue and Cost of Sales
Revenue and Cost of Sales

13. Revenue and Cost of Sales

The Company’s revenues for the nine months ended September 30, 2026 and 2025, are all attributable to Mexico, from shipments of concentrate from the Avino Mine and processing of development material from the La Preciosa Mine.

	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Concentrate sales	$31,582	$21,425	$105,588	$59,127
Provisional pricing adjustments	1,803	(383)	(5,983)	2,556
	$33,385	$21,042	$99,605	$61,683

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the nine months ended September 30, 2026 and 2025:

	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Production costs	$16,855	$9,992	$41,943	$27,963
Write down of equipment and materials and supplies inventory	31	249	49	413
Depreciation and depletion	1,667	896	6,392	2,616
	$18,553	$11,137	$48,384	$30,992